Touchstone Bond Fund Expense Example - Touchstone Bond Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,190
Class SC
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	$ 1,185